Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Oct. 12, 2020	Apr. 30, 2022	Jan. 31, 2022	Apr. 30, 2021	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued			133,258,027		4,000,000
Number of warrants to purchase additional common shares		45,667,000		705,882	705,882
Common shares authorized					1,000,000,000
Preferred shares authorized		10,000,000
Common stock par value		$ 0.0001			$ 0.01
Common stock shares outstanding			133,258,027		4,000,000
Fair value adjustment of warrants	$ 7,400	$ (10,106)
Class A Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued		163,760,305			3,840,000
Common shares authorized		375,000,000	375,000,000		800,000,000
Common stock par value		$ 0.0001
Common stock shares outstanding		163,760,305			3,840,000
Increase (decrease) in earnings attributable to common stockholders	(5,900)
Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued					160,000
Common shares authorized					200,000,000
Common stock shares outstanding					160,000
Net increase in value of participation rights	13,300
Increase (decrease) in earnings attributable to common stockholders	$ 5,900
Class C Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares authorized		3,840,000